Income Taxes (Details) - Schedule of deferred income taxes - DeepGreen Metals Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets
Non-capital losses	$ 10,925,043	$ 5,156,568
Capital losses and other	70,162	68,777
Equipment	5,102	4,701
Share issuance costs	74,506	128,931
Total deferred income tax assets	11,074,813	5,358,977
Valuation allowance	(11,074,813)	(5,358,977)
Deferred tax asset recognized
Deferred tax liability recognized	$ (10,675,366)